Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2013
Partners' Capital Notes [Abstract]
Incentive Distribution Percentage By Specified Target Level [Table Text Block]
Incentive Distribution Rights
Our general partner is entitled to incentive distributions if the amount we distribute to unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.35	98%	2%
Up to $0.4025	98	2
Above $0.4025 up to $0.4375	85	15
Above $0.4375 up to $0.5250	75	25
Above $0.5250	50	50